OPERATING LEASE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operaitng lease costs	¥ 2,223	¥ 3,601
Minimum [Member]
Operating lease, remaining lease term	1 year
Maximum [Member]
Operating lease, remaining lease term	4 years